Contingencies, commitments and restrictions on the distribution of profits - Preferred bidder to operate Abuja and Kano airports in Nigeria (Details)		1 Months Ended	12 Months Ended
		Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporacion Africa Airports Nigeria Limited
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary			51.00%	51.00%	51.00%
Kano Airport Concession Company Limited
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary	[1]		51.00%	51.00%	51.00%
CAAP, Mota
Contingencies, commitments and restrictions on the distribution of profits
Percentage of ownership		51.00%
CAAP, Mota | Corporacion Africa Airports Nigeria Limited
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary			51.00%
CAAP, Mota | Kano Airport Concession Company Limited
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary			100.00%

[1]	Operating company part of the structure related to the future Nigerian concessions (Note 26.b).